Property and Equipment (Tables) (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of Property and Equipment

Property and equipment consist of the following:

	Successor	Predecessor
	As of	As of
	June 30, 2018	December 31, 2017
	(Unaudited)
Land	$13,775	$10,366
Building and improvements including leasehold improvements	51,331	41,890
Furniture and equipment	3,677	14,753
Company vehicles and rental units	4,725	3,612
Construction in progress	610	396
	74,118	71,017

Less: Accumulated depreciation and amortization	(2,166)	(25,348)
	$71,952	$45,669

Lazydays' RV Center Inc [Member]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of December 31
	2017	2016
Land	$10,366	$10,366
Building and improvements including leasehold improvements	41,890	41,213
Furniture and equipment	14,753	13,565
Company vehicles and rental units	3,612	3,980
Construction in progress	396	268
	71,017	69,392

Less: Accumulated depreciation and amortization	(25,348)	(20,944)

	$45,669	$48,448